Document And Entity Information	9 Months Ended
	Jan. 01, 2012	Mar. 02, 2012
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jan. 01, 2012
Entity Registrant Name	InvenSense Inc
Entity Central Index Key	0001294924
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		6,500,000